File No. 333-43554
                                                       File No. 811-10039

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

         Pre-Effective Amendment No.    1                             [X]
                                     -------
         Post-Effective Amendment No.                                 [ ]
                                     -------
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

         Amendment No.    1                                           [X]
                       -------

                                    J&B FUNDS
               (Exact name of Registrant as Specified in Charter)

             BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (816) 751-5900

                                Stephen S. Soden
             BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
                     (Name and Address of Agent for Service)

With a copy to:

                             Michael P. O'Hare, Esq.
                       Stradley Ronon Stevens & Young, LLP
                            2600 One Commerce Square
                              Philadelphia, P 19103

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this
                                              registration statement.

It is proposed that this filing become effective (check appropriate box):
        /_/ immediately upon filing pursuant to paragraph (b)
        /_/ on (date)pursuant to paragraph (b)
        /_/ 60 days after filing pursuant to paragraph (a)(1)
        /_/ on (date) pursuant to paragraph (a)(1)
        /_/ 75 days after filing pursuant to paragraph (a)(2)
        /_/ on (date) pursuant to paragraph (a)(2) of Rule 485.


         The Registrant hereby amends this Registration Statement on such dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to such Section 8(a), may determine.

                                                   Doc. #346470 v.01






Prospectus
December 1, 2000

J&B Funds

Manager And Distributor:
Jones & Babson, Inc.
Kansas City, Missouri

Equity Funds
J&B Small-Cap International Fund
J&B Small-Cap Aggressive Growth Fund
J&B Mid-Cap Aggressive Growth Fund

Shares of the Fund have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.


Table of Contents

Information About the Funds

Investment Objectives and Principal Investment Strategies       2
Principal Risk Factors                                          4
Past Performance                                                5
Fees and Expenses                                               5
Management                                                      6
Financial Highlights                                            8

Information About Investing

How to Purchase Shares                                          8
How to Redeem Shares                                            8
Shareholder Services                                            9
How Share Price is Determined                                   9
Dividends, Distributions and Their Taxation                     10
Additional Policies About Transactions                          10
Conducting Business with the J&B Funds                          12


INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

J&B FUNDS               OBJECTIVE               PRINCIPAL RISKS

J&B SMALL-CAP           Long term growth        Market Risks
INTERNATIONAL FUND      of capital              Small Company Risks
                                                International Risks

J&B SMALL-CAP           Above average           Market Risks
AGGRESSIVE GROWTH FUND  capital appreciation    Small Company Risks

J&B MID-CAP Above average capital Market Risks AGGRESSIVE GROWTH FUND capital appreciation Small Company Risks

The Principal Risks associated with each Fund are described more fully below in the section titled Principal Risk Factors.


PRINCIPAL INVESTMENT STRATEGIES

The Funds and their investment advisers (the "Adviser") intend to pursue their objectives by principally investing as described below:

J&B SMALL-CAP INTERNATIONAL FUND - This Fund's objective is long-term growth of capital. The Fund invests primarily in a diversified portfolio of equity securities (including common stocks, warrants, and convertible preferred stocks and bonds). The Fund may also purchase American, European or International Depository Receipts. The Fund's Adviser selects stocks of smaller, less-profiled companies - particularly outside the U.S. - with market capitalizations less than $1.5 billion at time of purchase and which the Adviser believes offer above average revenue and earnings growth potential.

To select stocks for the Fund, the Adviser performs intensive fundamental research and analysis to identify companies and economic sectors with attractive growth prospects. The Adviser looks for companies with strong management, innovative products and services that give the company a competitive advantage, as well as strong fundamental financial characteristics. The Fund generally invests in companies that are growing faster than the economy in which they operate, the industry in which they participate and their own historical growth rate.

The Fund will generally invest in at least three foreign developed countries, and emerging or developing market securities will make up no more than 35% of the Fund's assets at time of purchase. For purposes of determining the countries in which the Fund invests, the Fund considers developed countries to include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Mexico, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Fund considers emerging or developing market countries to be those countries not listed as developed countries above.

J&B SMALL-CAP AGGRESSIVE GROWTH FUND - This Fund's objective is above average Capital appreciation. The Fund invests primarily in equity securities (including common stocks, warrants, and convertible preferred stocks and bonds) of U.S. companies with small market capitalizations (i.e., generally under $1.5 billion) that the Fund's Adviser believes are financially sound companies with attractive long term growth potential. The Fund's Adviser employs an intensive, research-driven approach in an effort to identify promising stocks and sectors before they are widely held in other growth portfolios. To reduce risk, the Adviser diversifies the Fund's portfolio across various growth sectors of the economy.

J&B MID-CAP AGGRESSIVE GROWTH FUND - This Fund's investment objective is above average capital appreciation. The Fund seeks to invest in a diversified, fundamentally sound portfolio of equity securities (including common stocks, warrants and convertible preferred stocks and bonds) of companies whose earnings growth rates are accelerating above market expectations. The Fund also seeks to control the level of risk in its portfolio, by screening potential stocks with measures of market risk.

The Fund's Adviser uses a disciplined, proprietary investment process based largely on quantitative analysis. For every company in a universe of approximately 9,000 U.S. and 12,000 international publicly traded stocks, the Adviser uses price information and sophisticated statistical techniques to calculate a weekly measure of excess return over a market index, as well as a measure of risk based on the volatility of the share price.

The Adviser uses a number of fundamental screening techniques to further narrow the potential portfolio selections, including tests to ensure that the stock has a liquid trading market and meets a certain market capitalization range ($1.5 million to $10 billion). The Adviser also performs traditional financial statement analysis to evaluate a company's cash flow, debt burden and overall financial soundness. Following the quantitative and qualitative analysis, the Fund is expected to normally hold between 40 and 70 stocks, diversified by industry and sector.


TEMPORARY INVESTMENTS

Each Fund may respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in temporary defensive investments, such as cash, short-term debt obligations or other high quality investments. Each Fund may also invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In addition, the J&B Small-Cap International Fund may invest in larger foreign companies or in U.S.-based companies if, in the adviser's opinion, they represent better prospects for long-term growth than smaller foreign companies or than foreign companies generally. During such periods, the Funds may not achieve their investment objectives.


TRADING AND TURNOVER

Due to their investment strategies, the Small-Cap and the Mid-Cap Aggressive Growth Funds may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Funds' return. The Small-Cap International Fund will normally invest for the long term (but may sell a stock at any time the Adviser believes that conditions have changed and the company's prospects are less attractive).


PRINCIPAL RISK FACTORS

As with any mutual fund, there is a risk that you could lose money by investing in the Funds. Investments are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MARKET RISKS (ALL FUNDS)
Historically, the equity markets have moved in cycles, and the value of the Funds' equity securities may fluctuate drastically in price from day to day. Since the Funds invest primarily in equity securities, the value of the Funds may go down.

SMALL COMPANY RISKS (ALL FUNDS)

Generally, smaller and less seasoned companies have more potential for rapid growth. However, they often involve greater risk than larger companies. They may not have the management experience, financial resources, product diversification and competitive strengths of larger companies.

Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Fund wants to sell a large quantity of a small company stock it may have to sell at a lower price than its Adviser might prefer, or it may have to sell in small quantities over a period of time.

Each of these Funds may invest a portion of its assets in securities of companies offering shares in IPOs. Because IPO shares frequently are volatile in price, the Funds may hold IPO shares for a very short period of time. This may increase the turnover of the Funds' portfolio and may lead to increased expenses to the Funds, such as commissions and transaction costs. By selling shares, a Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. There is no assurance that a Fund will be able to obtain allocations of IPO shares. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

The Funds' investments in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than commons stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

INTERNATIONAL RISKS

International investing by the Small-Cap International Fund poses additional risks such as currency fluctuation and political instability. These risks are inherently passed on to the company's shareholders and in turn, to the Fund's shareholders.
Investing in developing countries may pose additional risks. Securities issued by companies in developing countries may not be as liquid as those in more developed countries. In addition, regulations in developing countries may not be as strong nor information as readily available.

The Small-Cap International Fund may also purchase foreign currency or foreign currency forwards in order to hedge the portfolio from the risk that the U.S. Dollar moves in value in relation to foreign denominated security holdings. There is no assurance that hedging transactions will eliminate fluctuations in the prices of the Fund's portfolio securities or in foreign exchange rates or prevent loss if the prices of these securities should decline. In addition, because there is a risk of loss to the Fund if the other party does not complete the transaction, these hedging contracts will be entered into only with approved parties.


PAST PERFORMANCE

The Funds are new as of December 1, 2000 therefore, there is no past performance information.


FEES & EXPENSES

There are no sales charges imposed in connection with an investment in any of the Funds. This table describes each Fund's annual operating fees and expenses that you may pay if you buy and hold shares of a Fund.
                                Small-Cap       Mid-Cap         Small-Cap
                                Aggressive      Aggressive      International
                                Growth          Growth          Fund
                                Fund            Fund

Management Fees                 1.55%           1.35%           1.20%
Distribution (12b-1) Fees       None            None            None
Other Expenses                  0.40%           0.40%           0.40%
Total Annual Fund Operating
Expenses                        1.95%           1.75%           1.60%
Fee waivers and expense
reimbursements*                 (0.35%)         (0.35%)         (0.35%)
Net Total Annual Fund Operating
Expenses                        1.60%           1.40%           1.25%

*The Funds' Manager has contractually agreed to waive fees and/or to make payments in order to keep total operating expenses of the Funds to the level described above under Net Total Annual Fund Operating Expenses for a period of one year. For more information regarding these fees and other potential expenses, see "How to Purchase Shares."

The following examples intend to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                        1 Year  3 Years

J&B Small-Cap International Fund        $163    $612
J&B Small-Cap Aggressive Growth Fund    $143    $551
J&B Mid-Cap Aggressive Growth Fund      $127    $505


MANAGEMENT

The management and affairs of the Funds are supervised by the J&B Funds Board of Trustees under the laws of the State of Delaware. The Trustees have approved agreements under which, as described below, certain companies provide essential management and investment advisory services to the Funds.

INVESTMENT MANAGER
Jones & Babson, Inc. (the "Manager"), 700 Karnes Boulevard, Kansas City, Missouri 64108, serves as the investment manager of each Fund and, as such, provides each Fund with professional investment supervision and management. The Manager is a wholly-owned subsidiary of Business Men's Assurance Company of America ("BMA"). Assicurazioni Generali S.p.A., an insurance organization founded in 1831 based in Trieste, Italy, is the ultimate parent of BMA.

The Manager, founded in 1959, has been the Manager for the J&B Funds since their inception. It presently also serves as the investment manager for the nine mutual funds in the Babson Funds group and for the five mutual funds in the Buffalo Funds group.

The Manager oversees each Fund's day-to-day operations and supervises the purchase and sale of Fund investments. The Manager employs other advisory firms as sub-advisers to make investment decisions for the Funds.

The Manager serves in its capacity as investment manager under an investment management agreement entered into with J&B Funds on behalf of each Fund. The investment management agreement provides for each Fund to pay the Manager a monthly fee equal on an annual basis to 1.35%, 1.20% and 1.55% of the average daily net assets of the Small-Cap Aggressive Growth, Mid-Cap Aggressive Growth and International Small-Cap Funds, respectively. The Manager has contractually agreed for a one year period to waive all or a portion of such fees and/or to make payments to limit Fund expenses in order to limit each Fund's annual operating expenses to certain amounts (see the "Fees & Expenses" chart above). If a Fund's assets grow and relative expenses come down to a point where fee waivers or expense payments are no longer necessary to maintain competitive expense levels, the Manager may seek to recoup amounts waived or expense payments that it made. The Manager shall only be entitled to recoup such amounts for a period of three years from the date the amount was waived or paid.

The investment management agreement provides for the Funds to pay for all other services and expenses not specifically assumed by the Manager. Examples of expenses paid by the Funds include registration fees, foreign custody and accounting fees, regulatory reports printing and distribution and the fees of outside legal and accounting firms.

In addition, operating expenses not required in the normal operation of the Funds are also payable by the Funds. These expenses include taxes, interest, governmental charges and fees, including registration of the Fund with the Securities and Exchange Commission and the fees payable to various States, brokerage costs, dues, and all extraordinary costs including expenses arising out of anticipated or actual litigation or administrative proceedings.

SUB-ADVISERS

For all of the Funds, the Manager works with Sub-Advisers, financial service companies that specialize in certain types of investing. However, the Manager still retains ultimate responsibility for managing the Funds. Each Sub-Adviser's role is to make investment decisions for the Funds according to each Fund's investment objectives, policies and restrictions.

The following  organizations act as Sub-Advisers to the Funds:     J&B SMALL-CAP
INTERNATIONAL FUND. Sub-Advised by Denver Investment Advisors, LLC, ("DIA"), Seventeenth Street Plaza, 1225 17th Street, Denver, Colorado 80202. DIA was founded in 1958 and as of June 30, 2000, has nearly eight billion dollars in total assets under management. Michael W. Gerding, CFA, manages the Fund. He joined DIA in 1999, and has over 15 years investment management experience. From 1990 to 1999, Mr. Gerding was a portfolio manager with Founders Asset Management.

J&B SMALL-CAP AGGRESSIVE GROWTH FUND. Sub-advised by Knappenberger Bayer ("KB"), 601 Carlson Parkway, Suite 950, Minnetonka, MN 55305. KB was founded in 1998 and as of June 30, 2000 has over $100 million in assets under management. Gail M. Knappenberger, David G. Bayer and Jill A. Thompson manage the Fund. Mr. Knappenberger was Executive Vice President at Winslow Capital Management from 1993 to 1998 and has over 28 years of investment management experience. Mr. Bayer was with American Express Financial Advisors from 1992 to 1998, where he managed IDS Strategy Aggressive mutual fund. He has over 13 years of investment management experience. Ms. Thompson was Managing Director at First American Asset Management where she co-managed the firm's small and mid-cap growth products. She has over 11 years of investment management experience.
J&B MID-CAP AGGRESSIVE GROWTH FUND. Sub-advised by McKinley Capital Management, Inc., ("McKinley"), 3301 C. Street, Anchorage, Alaska 99503. McKinley was founded in 1990 and as of September 30, 2000 has nearly $5 billion in assets under management. Robert B. Gillam and Alexander H. Slivka manage the Fund. Mr. Gillam is President and Chief Investment Officer of McKinley, which he founded in 1990. He has over 30 years experience in the financial services industry. Mr. Slivka is manager of Domestic Portfolio Operations, joining McKinley in 1997. Prior to that he was President of National Asset Management from 1994 to 1997, and served as a Board Member of the Chicago Stock Exchange. He has over 17 years of investment management experience.

Under the Sub-Advisory Agreements, the Manager has agreed to pay each Sub-Adviser a fee for its services out of the fees the Manager receives from the Funds. The Manager shall pay each Sub-Adviser fees based on the following percentages of each Fund's average daily net assets:

Fund                                    Range of Sub-Advisory Fees By Assets

J&B Small-Cap International Fund        0.775%  Between 0 and $250 million
                                        0.700%  Over $250 Million

J&B Small-Cap  Aggressive Growth Fund   0.650%  Between 0 and $150 million
                                        0.600%  Over $150 Million

J&B Mid-Cap Aggressive Fund             0.500%  Between 0 and $5 million
                                        0.470%  Between 5 and $25 million
                                        0.450%  Over $25 Million

FINANCIAL HIGHLIGHTS

The Funds are new as of December 1, 2000, therefore there are no financial highlights.


HOW TO PURCHASE SHARES

HOW TO BUY SHARES (see accompanying chart on page 12 for details) By phone, mail or wire
 Through Automatic Monthly Investments
 Through exchanges from a J&B, Babson or Buffalo Fund (non-fiduciary accounts only)

MINIMUM INITIAL INVESTMENT
 $2,500 for most accounts
 $250 for IRA and Uniform Transfer (Gift) to Minors accounts $100 with an Automatic Monthly Investment $1,000 for exchanges from another fund ($100 for IRAs and Uniform Gifts to Minors accounts)

MINIMUM ADDITIONAL INVESTMENT
 $100 by phone
 $1,000 By Wire
 $50 for Automatic Monthly Investments, mail or ACH (automated clearing house) $1,000 for exchanges from another fund ($100 for IRAs and Uniform Gifts to Minors accounts)

MINIMUM ACCOUNT SIZE
You must maintain a minimum account value equal to the current minimum initial investment ($2,500). If your account falls below this amount due to redemptions (not market action), we may notify you and ask you to increase the account to the minimum. We will close the account and send your money if you do not bring the account up to the minimum within 60 days after we mail you the notice.


HOW TO REDEEM SHARES

You may withdraw from your Fund's account at any time in the following amounts:
 any amount for redemptions requested by mail or phone to address of record $1,000 or more for redemptions wired to your account ($10 fee)
($100 minimum for ACH to bank account)
 $50 or more for redemptions by a systematic redemption plan (there may be a fee)
 $1,000 or more for exchanges to another fund ($100 for IRAs and Uniform
Gifts
to Minors accounts)
 $100 or more for redemptions by automatic monthly exchange to another fund


SHAREHOLDER SERVICES

The following services are also available to shareholders. Please call 1-866-409-2550 for more information:

 Uniform Transfers (Gifts) to Minors accounts
 Accounts for corporations or partnerships
 Sub-Accounting Services for tax qualified retirement plans and others Prototype Retirement Plans for the self-employed, partnerships and corporations.
 Traditional IRA accounts
 Roth IRA accounts
 Simplified Employee Pensions (SEPs)


HOW SHARE PRICE IS DETERMINED

Shares of the Funds are purchased or redeemed at the net asset value per share next calculated after your purchase order and payment or redemption order is received in good order (see "Additional Policies" below). In the case of certain institutions which have made satisfactory payment or redemption arrangements with the Funds, orders may be processed at the net asset value per share next effective after receipt by that institution.

The per share calculation is made by subtracting from the Fund's total assets any liabilities and then dividing into this amount the total outstanding shares as of the date of the calculation. The net asset value per share is computed once daily, Monday through Friday, at 4:00 p.m. (Eastern Time) on days when the Funds are open for business (generally the same days that the New York Stock Exchange is open for trading).

Each security owned by the Funds that is listed on an Exchange is valued at its last sale price on that Exchange on the date as of which assets are valued. Where the security is listed on more than one Exchange, the Funds will use the price of that Exchange which they generally consider to be the principal Exchange on which the stock is traded. Lacking sales, the security is valued at the mean between the last current closing bid and asked prices. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. For securities that are primarily listed on foreign exchanges that may trade on weekends or other days that the Funds do not price their shares, the net asset value of the Funds' shares may change on days when shareholders will not be able to purchase or redeem shares. When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Board of Trustees.


DIVIDENDS, DISTRIBUTIONS AND THEIR TAXATION

Your distributions will be reinvested automatically in additional shares of the same Fund unless you have elected on your original application, or by written instructions filed with the Funds, to have them paid in cash ($10 minimum check amount). There are no fees or sales charges on reinvestments.

If you buy shares of any Fund shortly before the record date, please keep in mind that any distribution will lower the value of the Fund's shares by the amount of the distribution and you will then receive a portion of the price back in the form of a taxable distribution.

DISTRIBUTIONS - Each Fund pays shareholders distributions from its net investment income and from any net capital gains that it has realized on the sale of the securities. Each of these distributions will be declared semi-annually on or before June 30 and December 31.

TAX CONSIDERATIONS - In general, Fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Any capital gains a Fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares.

By law, a Fund must withhold 31% of your taxable distributions and proceeds if you do not provide your correct social security or taxpayer identification number, or if the IRS instructs the Fund to do so.

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

In general, when you sell your shares of a Fund, you may have a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of a different J&B, Buffalo or Babson Fund is the same as a sale. The individual tax rate on any gain from the sale or exchange of your fund shares depends on your marginal tax bracket and on how long the shares have been held.

Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. government, subject to certain restrictions.

Fund distributions and gains from the sale or exchange of your fund shares generally will be subject to state and local income tax. Any foreign taxes paid by the Funds on their investments may be passed through to you as a foreign tax credit. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in a Fund.


ADDITIONAL POLICIES ABOUT TRANSACTIONS

We cannot process transaction requests that are not complete and in good order as described in this section. We may cancel or change our transaction policies without notice. To avoid delays, please call us if you have any questions about these policies.

PURCHASES - We may reject orders when we believe it is in the best interest of the Funds and their shareholders.

REDEMPTIONS - The Funds try to send redemption proceeds to the proper party, as instructed, as soon as practicable after a redemption request has been received in "good order" and accepted, but reserves the right under certain circumstances to delay redemption transactions up to seven days, or as required by applicable law. The Manager believes that certain investors who try to "time the market" by purchasing and redeeming shares from the Funds on a regular basis, may disrupt the investment process and pose additional transactions costs to the Funds. In those cases the Manager may delay redemption proceeds as described above or take other actions it deems necessary to discourage such activity.

If you request a redemption within 15 days of purchase, we will delay sending your proceeds until we are certain that we have collected unconditional payment, which may take up to 15 days from the date of purchase. For your protection, if your account address has been changed within the last 30 days, your redemption request must be in writing and signed by each account owner, with signature guarantees. The right to redeem shares may be temporarily suspended in emergency situations only as permitted under Federal law.

We cannot accept requests that contain special conditions or effective dates. We may request additional documentation to insure that a request is genuine. Under certain circumstances, we may pay you proceeds in the form of portfolio securities owned by the Fund being redeemed. If you receive securities instead of cash, you may incur brokerage costs when converting into cash.

SIGNATURE GUARANTEES - You can get a signature guarantee from most banks, or credit unions or securities dealers, but not a notary public. For your protection, we require a guaranteed signature if you request:

 A redemption check sent to a different  payee,  bank or address than we have on file.
 A redemption  check mailed to an address that has been changed  within the last
   30 days.
 A redemption for $50,000 or more in writing.
 A change in account registration or redemption instructions
   (including withdrawal by draft election).

CORPORATIONS, TRUSTS AND OTHER ENTITIES - Additional documentation is normally required for corporations, fiduciaries and others who hold shares in a representative or nominee capacity. We cannot process your request until we have all documents in the form required. Please call us first to avoid delays.

EXCHANGES TO ANOTHER FUND - You must meet the minimum investment requirement of the Fund you are exchanging into. The names and registrations on the two accounts must be identical. Your shares must have been held in an open account for 15 days or more and we must have received good payment before we will exchange shares.

TELEPHONE SERVICES - During periods of increased market activity, you may have difficulty reaching us by telephone. If this happens, contact us by mail. We may refuse a telephone request, including a telephone redemption request. We will use reasonable procedures to confirm that telephone instructions are genuine. If such procedures are not followed, the Funds may be liable for losses due to unauthorized or fraudulent instructions. At our option, we may limit the frequency or the amount of telephone redemption requests. Neither the Funds nor Jones & Babson, Inc. assumes responsibility for the authenticity of telephone redemption requests.


CONDUCTING BUSINESS WITH THE J&B FUNDS BY PHONE

1-866-409-2550

(You must authorize each type of telephone transaction on your account application or the appropriate form, available from us. All account owners must sign. When you call, we may request personal identification and tape record the call.

HOW TO OPEN ACCOUNT BY PHONE

If you already have an account with us and you have authorized telephone exchanges, you may call to open an account in another J&B, Babson or Buffalo Fund by exchange ($2,500 minimum). The names and registrations on the accounts must be identical.

HOW TO ADD TO AN ACCOUNT BY PHONE

You may make investments ($100 minimum) by telephone. After we have received your telephone call, we will deduct from your checking account the cost of the shares.

Availability   of  this  service  is  subject  to  approval  by  the  Funds  and participating banks.

HOW TO SELL SHARES BY PHONE

You may withdraw any amount ($1,000 minimum if wired) by telephone. We will send funds only to the address or bank account on file with us. Provide the Fund's name, your account number, the names of each account owner (exactly as registered), and the number of shares or dollar amount to be redeemed. For wires, also provide the bank name and bank account number. Wires will be subject to a $10 fee.

HOW TO EXCHANGE SHARES BY PHONE

You may exchange shares ($1,000 minimum or the initial minimum fund requirement) for shares in another J&B, Babson or Buffalo Fund which have been held in open account for 15 days or more.

All account owners are automatically granted telephone and Fund web site exchange privileges unless they decline them explicitly in writing, either on the account application or by writing to the J&B Funds.


CONDUCTING BUSINESS WITH THE J&B FUNDS BY MAIL

Initial Purchases, Redemptions and all Correspondence:
The J&B Funds
P.O. Box 219757
Kansas City, MO 64121-9757

Subsequent Purchases:
The J&B Funds
P.O. Box 219779
Kansas City, MO 64121-9779

HOW TO OPEN ACCOUNT BY MAIL

Complete and sign the application which accompanies this Prospectus. Your initial investment must meet the minimum amount. Make your check payable to UMB Bank, n.a. and be sure to indicate the name of the Fund in which you are investing.


HOW TO ADD TO AN ACCOUNT BY MAIL

Make your check payable to UMB Bank, n.a. and mail it to us. Always identify your account number or include the detachable investment stub (from your confirmation statement).

HOW TO SELL SHARES BY MAIL

In a letter, include the genuine signature of each registered owner (exactly as registered), the name of each account owner, the account number and the number of shares or the dollar amount to be redeemed. We will send funds only to the address of record.

HOW TO EXCHANGE SHARES BY MAIL

In a letter, include the genuine signature of each registered owner, the account number, the number of shares or dollar amount to be exchanged ($1,000 minimum) and the J&B, Babson or Buffalo Fund into which the amount is being transferred.



CONDUCTING BUSINESS WITH THE J&B FUNDS BY WIRE

UMB Bank, n.a.,
Kansas City, Missouri, ABA #101000695

For Account Number: 9870326213

Please provide:
(Fund Number)/(J&B Account Number)/(Name on Account)

HOW TO OPEN ACCOUNT BY WIRE

Call us first to get an account number. We will require information such as your Social Security or Taxpayer Identification Number, the amount being wired ($2,500 minimum), and the name and telephone number of the wiring bank. Then tell your bank to wire the amount. You must send us a completed application as soon as possible or payment of your redemption proceeds will be delayed.

HOW TO ADD TO AN ACCOUNT BY WIRE

Wire share purchases ($1,000 minimum) should include the names of each account owner, your account number and the J&B Fund in which you are purchasing shares. You should notify us by telephone that you have sent a wire purchase order to UMB Bank, n.a.

HOW TO SELL SHARES BY WIRE

Redemption proceeds ($1,000 minimum) may be wired to your pre-identified bank account. A $10 fee is deducted. If we receive your request before 4:00 P.M.
(Eastern Time) we will normally wire funds the following business day. If we receive your request later in the day, we will normally wire funds on the second business day. Contact your bank about the time of receipt and availability.

HOW TO EXCHANGE SHARES BY WIRE

Not applicable.


CONDUCTING BUSINESS WITH THE J&B FUNDS THROUGH AUTOMATIC TRANSACTIONS PLANS

You  must  authorize  each  type  of  automatic   transaction  on  your  account
application or complete an authorization form, available from us upon request. All registered owners must sign.

HOW TO OPEN ACCOUNT THROUGH AUTOMATIC TRANSACTIONS PLANS

Not applicable.


HOW TO ADD TO AN ACCOUNT THROUGH AUTOMATIC TRANSACTIONS PLANS

Automatic Monthly Investment:
You may authorize automatic monthly investments in a constant dollar amount ($50 minimum) from your checking account. We will draft your checking account on the same day each month in the amount you authorize.

HOW TO SELL SHARES THROUGH AUTOMATIC TRANSACTIONS PLANS

Systematic Redemption Plan:
You may specify a dollar amount ($50 minimum) to be withdrawn monthly or quarterly or have your shares redeemed at a rate calculated to exhaust the account at the end of a specified period. A fee of $1.50 or less may be charged for each withdrawal. You must own shares in an open account valued at $10,000 when you first authorize the systematic redemption plan. You may cancel or change your plan or redeem all your shares at any time. We will continue withdrawals until your shares are gone or until the Fund or you cancel the plan.

HOW TO EXCHANGE SHARES THROUGH AUTOMATIC TRANSACTIONS PLANS

Monthly Exchanges:
You may authorize monthly exchanges from your account ($100 minimum) to another J&B, Babson or Buffalo Fund. Exchanges will be continued until all shares have been exchanged or until you terminate the service.


ADDITIONAL INFORMATION

The Statement of Additional Information (SAI) contains additional information about the J&B Funds and is incorporated by reference into this Prospectus. The Funds' annual and semi-annual reports to shareholders contain additional information about each Funds' investments. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the last fiscal year.

You may obtain a free copy of these documents by calling or writing the J&B Funds as shown below. You also may call the toll free number given below to request other information about the J&B Funds and to make shareholder inquiries.

You may review and copy the SAI and other information about the J&B Funds by visiting the Securities and Exchange Commission's Public Reference Room in Washington, DC (1-202-942-8090) or by visiting the Commission's Internet site at http://www.sec.gov. Copies of this information also may be obtained, upon payment of a duplicating fee, by writing to the Public Reference Section of the Commission, Washington, DC 20549-6009.


811-10039


J&B FUNDS
JONES & BABSON, INC.
Manager and Distributor
A Member of the Generali Group

P.O. Box 219757, Kansas City, MO 64121-9757

TOLL FREE 1-866-409-2550

PART B
J&B Funds

J&B Small-Cap International Fund
J&B Small-Cap Aggressive Growth Fund
J&B Mid-Cap Aggressive Growth Fund

Statement Of Additional Information

December 1, 2000

This Statement of Additional Information is not a Prospectus but should be read in conjunction with the J&B Funds combined Prospectus dated December 1, 2000. To obtain the Prospectus or any available Annual or Semi-Annual Report to Shareholders, please call the J&B Funds toll-free at 1-866-409-2550, or in the Kansas City area 816-751-5900. The Funds are series of J&B Funds, a Delaware business trust organized on August 4, 2000.

TABLE OF CONTENTS
                                                              Page

Investment Objectives, Strategies and Risks                     2
        J&B Small-Cap International Fund                        2
        J&B Small-Cap Aggressive Growth Fund                    4
        J&B Mid-Cap Aggressive Growth Fund                      4
Investment Policies - All Funds                                 4
Risk Factors - All Funds                                        5
Investment Restrictions - All Funds                             6
Portfolio Transactions                                          7
Performance Measures                                            8
How the Funds' Shares are Distributed                           9
How Share Purchases are Handled                                 9
Redemption of Shares                                            10
Signature Guarantees                                            10
Additional Purchase and Redemption Policies                     11
Holidays                                                        11
Dividends, Distributions and their Taxation                     12
Management and Investment Adviser                               13
Officers and Trustees                                           13
Compensation Table                                              14
General Information and History                                 14
Custodian                                                       15
Transfer Agent                                                  15
Independent Auditors                                            15
Other Jones & Babson Funds                                      15
Description of Commercial Paper Ratings                         16
Report of Independent Auditors                                  17
Financial Statements                                            18



INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

J&B Funds (the "Trust") is an open-end, management investment company comprised of three separate mutual funds (each, a "Fund"). Each Fund maintains a diversified portfolio of investments. The following information supplements the Prospectus which describes each Fund's investment objective, and principal strategies and risks.

J&B Small-Cap International Fund. The J&B Small-Cap International Fund ("International Fund") seeks long term growth of capital by investing at least 65% of its assets in small company equity securities (including common stocks, warrants and convertible preferred stocks or convertible bonds). Small companies are defined as those with a market capitalization of $1.5 billion or less at time of purchase.

The International Fund may also purchase American Depository Receipts ("ADRs") which represent foreign securities traded on U.S. exchanges or in the over-the-counter market, European Depository Receipts ("EDRs"), and International Depository Receipts ("IDRs"), in bearer form, which are designed for use in European and other securities markets. The International Fund may also invest in securities that are not listed on an exchange. Generally, the volume of trading in an unlisted common stock is less than the volume of trading in a listed stock. This means that the degree of market liquidity of some stocks in which the International Fund invests may be relatively limited. When the International Fund disposes of such a stock it may have to offer the shares at a discount from recent prices or sell the shares in small lots over an extended period of time.

In order to expedite settlement of portfolio transactions and to minimize currency value fluctuations, the International Fund may purchase foreign currencies and/or engage in forward foreign currency transactions. The International Fund will not engage in forward foreign currency exchange contracts for speculative purposes. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect the International Fund, to some degree, against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar. This method of protecting the value of the International Fund's investment securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It establishes a rate of exchange that one can achieve at some future point in time. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

The International Fund does not intend to invest more than 35% of its total assets in any one particular country. The International Fund may also invest up to 35% of its assets in companies located in developing countries. A developing or emerging market country is generally considered to be a country that is in the initial stages of its industrialization cycle with a low per capita gross national product. Compared to investment in the United States and other developed countries, investing in the equity and fixed income markets of developing countries involves exposure to relatively unstable governments, economic structures that are generally less mature and based on only a few industries, and securities markets which trade a small number of securities. Prices on securities exchanges in developing countries tend to be more volatile than those in developed countries.

Risks of Foreign Investments. Investors should recognize that investing in foreign companies involves certain special considerations that are not typically associated with investing in U.S. companies. Since the stocks of foreign companies are frequently denominated in foreign currencies, and since the International Fund may temporarily hold uninvested reserves in bank deposits in foreign currencies, it will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of the International Fund permit it to enter into forward foreign currency exchange contracts in order to hedge the International Fund's holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. Securities of some foreign companies are generally less liquid and more volatile than securities of comparable domestic companies. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect U.S. investments in those countries.

Although the International Fund will endeavor to achieve most favorable execution costs in its portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. Exchanges. In addition, it is expected that the expenses of custodian arrangements of the International Fund's foreign securities will be somewhat greater than the expenses for the custodian arrangements for handling the International Fund's domestic securities of equal value.

Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the nonrecovered portion of foreign withholding taxes will reduce the income received from the companies comprising the International Fund's portfolio.

Risks of Foreign Currency Transactions. The value of the assets of the International Fund as measured in U. S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the International Fund may incur costs in connection with conversions between various currencies.

The International Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through the use of forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract will involve an obligation by the International Fund to purchase or sell a specific amount of currency at a future date, which may be any fixed number of days, from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirements, and no commissions are charged at any stage for trades. Neither type of foreign currency transaction will eliminate fluctuations in the prices of the International Fund's portfolio securities or prevent loss if the prices of such securities should decline.

The International Fund may enter into forward foreign currency exchange contracts only under two circumstances. First, when the International Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. The International Fund will then enter into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying securities transaction; in this manner the International Fund will be better able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the securities are purchased or sold and the date on which payment is made or received.

Second, when the Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the International Fund's securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short- term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The Adviser does not intend to cause the International Fund to enter into such forward contracts under this second circumstance on a regular or continuous basis. The International Fund will also not enter into such forward contracts or maintain a net exposure to such contracts when the consummation of the contracts would obligate the International Fund to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency. The Adviser believes that it is important to have flexibility to enter into such forward contracts when it determines that to do so is in the best interests of the International Fund. The International Fund's custodian bank segregates cash or equity or debt securities in an amount not less than the value of the International Fund's total assets committed to forward foreign currency exchange contracts entered into under this second type of transaction. If the value of the securities segregated declines, additional cash or securities is added so that the segregated amount is not less than the amount of the International Funds' commitments with respect to such contracts. Under normal circumstances, the International Fund expects that any appreciation or depreciation on such forward exchange contracts will be approximately offset by the depreciation or appreciation in translation of the underlying foreign investment arising from fluctuations in foreign currency exchange rates.

The International Fund will recognize the unrealized appreciation or depreciation from the fluctuation in a foreign currency forward contract as an increase or decrease in its net assets on a daily basis, thereby providing an appropriate measure of its financial position and changes in financial position.

J&B Small-Cap Aggressive Growth Fund and J&B Mid-Cap Aggressive Growth Fund. The objectives of the J&B Small-Cap Aggressive Growth Fund ("Small-Cap Fund") and the J&B Mid-Cap Aggressive Growth Fund ("Mid-Cap Fund") are above average capital appreciation. They will invest at least 65% of their assets at time of purchase in U.S. issued equity securities (including common stocks, warrants and convertible preferred stocks) of small-cap and mid-cap companies, respectively. The Small-Cap Fund will purchase smaller, rapidly growing emerging companies with market capitalizations generally under $1.5 billion, while the Mid-Cap Fund will purchase midsize companies with market capitalizations between $1.5 billion and $10 billion who have strong earnings prospects projected to grow faster than the overall market.

Since both the Small-Cap and Mid-Cap Funds focus on smaller companies, the overall income return on these Funds may be low. Smaller companies frequently need to retain all or most of their profits to finance their growth and will pay small dividend yields, or none. If the companies are successful, this plow-back of earnings and internal financing of growth without the need to issue additional shares ultimately should enhance the companies' per share earnings and dividend capability and make their shares more attractive in the marketplace.


INVESTMENT POLICIES - ALL FUNDS

Short-Term Debt Obligations. Each Fund may, to a limited extent, and not to deviate from the Fund's normal investment policies, invest a portion of its assets in cash or high-quality, short-term debt obligations readily changeable into cash such as:

(1) certificates of deposit, bankers' acceptances and other short- term obligations issued domestically by United States commercial banks having assets of at least $1 billion and which are members of the Federal Deposit Insurance Corporation or holding companies of such banks;

(2) commercial paper of companies rated P-2 or higher by Moody's or A-2 or higher by S&Pr, or if not rated by either Moody's or S&Pr, a company's commercial paper may be purchased by the Fund if the company has an outstanding bond issue rated Aa or higher by Moody's or AA or higher by S&Pr;

(3) short-term debt securities which are non-convertible and which have one year or less remaining to maturity at the date of purchase and which are rated Aa or higher by Moody's or AA or higher by S&Pr; and

(4) negotiable certificates of deposit and other short-term debt obligations of savings and loan associations having assets of at least $1 billion and which are members of the Federal Home Loan Banks Association and insured by the Federal Savings and Loan Insurance Corporation.

These investments may be used for cash management purposes to maintain liquidity to be able to satisfy redemption requests or pay unanticipated expenses, or while the Fund's Adviser looks for suitable investment opportunities.

There may be times, however, when each Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in these types of investments for temporary, defensive purposes. During those times, the Funds will not be able to pursue its investment objective and, instead, will focus on preserving your investment.

Repurchase Agreements. The Funds, for cash management purposes, may invest in issues of the U.S. Treasury or an U.S. government agency subject to repurchase agreements. A repurchase agreement involves the sale of securities to the Fund with the concurrent agreement by the seller to repurchase the securities at the Funds' cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the Funds' period of ownership. The result is a fixed rate of return insulated from market fluctuations during such period. Under the 1940 Act, repurchase agreements are considered loans by the Funds.

The Funds will enter into repurchase agreements only with U.S. banks having assets in excess of $1 billion which are members of the Federal Deposit Insurance Corporation, and with certain securities dealers who meet the qualifications set from time to time by the Manager or sub-adviser. The term to maturity of a repurchase agreement normally will be no longer than a few days. Repurchase agreements maturing in more than seven days and other illiquid securities will not exceed 15% of each Fund's net assets.

Risk Factors Applicable to Repurchase Agreements. The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Funds may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, disposition of the underlying securities may be delayed pending court proceedings. Finally, it is possible that the Funds may not be able to perfect their interest in the underlying securities. While the Funds' management acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.

Borrowing. As a matter of non-fundamental investment policy, no Fund may borrow money for the purpose of leveraging its investments. In addition, no Fund will purchase portfolio securities when borrowings exceed 5% of their respective total assets.


RISK FACTORS - ALL FUNDS

Risk Factors Applicable to Illiquid and Restricted Securities. Illiquid securities include repurchase agreements and time deposits with notice/termination dates of more than seven days, certain variable-amount master demand notes that cannot be called within seven days, certain insurance funding agreements (see below), certain unlisted over-the-counter options and other securities that are traded in the U.S. but are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "1933 Act").

Each Fund may invest up to 15% of its net assets in securities that are illiquid. If otherwise consistent with their investment objectives and policies, the Funds may purchase commercial paper issued pursuant to Section 4(2) of the 1933 Act and domestically traded securities that are not registered under the 1933 Act but can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act ("Rule 144A Securities"). These securities will not be considered illiquid so long as the Advisor determines, under guidelines approved by the Board of Trustees, that an adequate trading market exists.

Because illiquid and restricted securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to a Fund. The practice of investing in Rule 144A Securities could increase the level of a Fund's illiquidity during any period that qualified institutional buyers become uninterested in purchasing these securities.

Risk Factors Applicable to a Fund's Investment in Other Investment Companies. To the extent consistent with its investment objective and policies, the Funds may invest in securities issued by other investment companies. Investments by a Fund in other investment companies will be subject to the limitations of the 1940 Act.

As a shareholder of another investment company, the Fund would be subject to the same risks as any other investor in that company. In addition, it would bear a proportionate share of any fees and expenses paid by that company. These would be in addition to the advisory and other fees paid directly by the Fund.

Risk Factors Applicable to Securities Lending. In order to generate additional income, the Funds may lend securities on a short-term basis to banks, broker-dealers or other qualified institutions. In exchange, the Funds will receive collateral equal to at least 102% of the value of the securities loaned. Securities lending may represent no more than one-third the value of a Fund's total assets (including the loan collateral). Any cash collateral received by a Fund in connection with these loans may be invested in U.S. government securities and other liquid high-grade debt obligations.

The main risk when lending portfolio securities is that the borrower might become insolvent or refuse to honor its obligation to return the securities. In this event, a Fund could experience delays in recovering its securities and may incur a capital loss. In addition, a Fund may incur a loss in reinvesting the cash collateral it receives.


INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

The Funds have each adopted the following fundamental investment policies and restrictions that cannot be changed without the approval of a "majority of the outstanding voting securities" of the Fund. Under the 1940 Act, a "majority of the outstanding voting securities" of a Fund means the vote of: (i) more than 50% of the outstanding voting securities of the Fund; or (ii) 67% or more of the voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, whichever is less. With respect to the policies concerning concentration, borrowing money and senior securities, legal or regulatory limitations are explained within the investment restrictions. Such explanations are not part of the fundamental investment restriction and may be modified without shareholder approval to reflect changes in the legal and regulatory requirements. The language of the restrictions that are fundamental are shown in bold.

Each Fund is classified as diversified as defined under the 1940 Act and a Fund may not change their classification from diversified to non-diversified without shareholder approval. Under the 1940 Act, diversified generally means that each Fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in securities of any one issuer (except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and securities issued by investment companies), or purchase more than 10% of the voting securities of any one issuer.

The Funds will not make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission ("SEC") staff interpretation thereof) of their investments in the securities of issuers primarily engaged in the same industry.  The SEC  staff  currently  takes  the  position  that a  mutual  fund concentrates its investments in a particular industry if 25% or more of its total assets are invested in issuers within the industry. This restriction does not limit a Fund from investing in obligations issued or guaranteed by the U.S. government, or its agencies or instrumentalities. In applying each Fund's fundamental policy concerning industry concentration, it is a matter of non-fundamental policy that investments in certain categories of companies will not be considered to be investments in a particular industry. In particular, technology companies will be divided according to their products and services, for example, hardware, software, information services and outsourcing, or telecommunications will each be a separate industry. Also, for example: (i) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (ii) asset-backed securities will be classified according to the underlying assets securing such securities; and (iii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry.

The Funds will not: (1) borrow money or issue senior securities, except as the 1940 Act, any rule thereunder, or SEC staff interpretation thereof, may permit. The following sentence is intended to describe the current regulatory limits relating to senior securities and borrowing activities that apply to mutual funds and the information in the sentence may be changed without shareholder approval to reflect legal or regulatory changes. A Fund may borrow up to 5% of its total assets for temporary purposes and may also borrow from banks, provided that if borrowings exceed 5%, the Fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the Fund's other assets. The effect of this provision is to allow a Fund to borrow from banks amounts up to one-third (33 1/3%) of its total assets (including those assets represented by the borrowing); (2) underwrite the securities of other issuers, except that a Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933; (3) purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent any Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein; (4) purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Funds from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities; (5) make loans, provided that this restriction does not prevent the Funds from purchasing debt obligations, entering into repurchase agreements, and loaning its assets to broker/dealers or institutional investors.

Non-Fundamental Investment Restrictions

In addition to the fundamental restrictions described above, and the various general investment policies described in the Prospectus, the Funds will be subject to the following non-fundamental investment restrictions, which may be changed by the Board of Trustees without shareholder approval.

(1) each Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, no Fund may operate as a fund of funds which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a fund of funds. Under current legal and regulatory requirements, each Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of any investment company or invest more than 10% of its total assets in the securities of other investment companies; (2) each Fund may not invest more than 15% of its net assets in securities which they can not sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment; and (3) each Fund will not borrow for the purpose of leveraging its investments. In this regard, no Fund will purchase portfolio securities when borrowings exceed 5% of their respective total assets.


PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities for the Funds are made by each Fund's sub-adviser.

The Funds, in purchasing and selling portfolio securities, will seek the best available combination of execution and overall price (which shall include the cost of the transaction) consistent with the circumstances which exist at the time. The Funds do not intend to solicit competitive bids on each transaction.

The Funds believe it is in their best interest, and that of their shareholders, to have a stable and continuous relationship with a diverse group of financially strong and technically qualified broker-dealers who will provide quality executions at competitive rates. Broker-dealers meeting these qualifications also will be selected for their demonstrated loyalty to the Funds, when acting on their behalf, as well as for any research or other services provided to the Funds. The Funds normally will not pay a higher commission rate to broker-dealers providing benefits or services to them than they would pay to broker-dealers who do not provide such benefits or services. However, the Funds reserve the right to do so within the principles set out in Section 28(e) of the Securities Exchange Act of 1934 when it appears that this would be in the best interests of the shareholders.

No commitment is made to any broker or dealer with regard to placing of orders for the purchase or sale of Fund portfolio securities, and no specific formula is used in placing such business. Allocation is reviewed regularly by both the Board of Trustees of J&B Funds and by the Manager.

Since the Funds do not currently market their shares through intermediary brokers or dealers, it is not their practice to allocate brokerage or principal business on the basis of sales of their shares that may be made through such firms. However, they may place portfolio orders with qualified broker-dealers who recommend a Fund to other clients, or who act as agent in the purchase of Fund shares for their clients.

Research services furnished by broker-dealers may be useful to the Manager or a Fund's sub-adviser in serving other clients, as well as a Fund. Conversely, a Fund may benefit from research services obtained by the Manager or a Fund's sub-adviser from the placement of portfolio brokerage of other clients.

When the Manager or a sub-adviser in its fiduciary duty believes it to be in the best interests of its shareholders, a Fund may join with other clients of the Manager or sub-adviser in acquiring or disposing of a portfolio holding.
Securities acquired or proceeds obtained will be equitably distributed between the Fund and other clients participating in the transaction. In some instances, this investment procedure may affect the price paid or received by the Fund or the size of the position obtained by the Fund.


PERFORMANCE MEASURES

From time to time, each of the Funds may advertise its performance in various ways, as summarized below.

Total Return. The Funds may advertise "average annual total return" over various periods of time. Such total return figures show the average percentage change in value of an investment in a Fund from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Funds during the period were reinvested in shares of the Fund. Figures will be given for recent one-, five- and ten-year periods (if applicable), and may be given for other periods as well (such as from commencement of a Fund's operations, or on a year-by-year basis).

The Funds' "average annual total return" figures described and shown below are computed according to a formula prescribed by the Securities and Exchange Commission. The formula can be expressed as follows:

P(1+T)n  =        ERV

Where:   P        =    a hypothetical initial payment of $1000
         T        =    average annual total return
         n        =    number of years
         ERV      =    Ending Redeemable Value of a hypothetical $1000 payment
made at the beginning of the 1, 5, or 10 year (or other) periods at the end of the 1, 5, or 10 year (or other) periods (or fractional portions thereof).

Performance Comparisons. In advertisements or in reports to shareholders, the Funds may compare their performance to that of other mutual funds with similar investment objectives and to stock or other relevant indices. Performance information, rankings, ratings, published editorial comments and listings as reported in national financial publications such as Kiplinger's Personal Finance Magazine, Business Week, Morningstar Mutual Funds, Investor's Business Daily, Smart Money, Money Central Investors, Institutional Investor, The Wall Street Journal, Mutual Fund Forecaster, No- Load Investor, Money, Forbes, Fortune,
Barron's Financial World, U.S. News & World Report, USA Today, Bloomberg's Personal Finance, Income & Safety, The Mutual Fund Letter, United Mutual Fund Selector, No-Load Fund Analyst, No- Load Fund X, Louis Rukeyser's Wall Street newsletter, Donoghue's Money Letter, CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, Donoghue's Mutual Fund Almanac, Bank Rate Monitor and Donoghue's Money Fund Report may also be used in comparing performance of the Funds. Performance comparisons should not be considered as representative of the future performance of the Funds.


HOW THE FUND'S SHARES ARE DISTRIBUTED

Jones & Babson, Inc., as agent of J&B Funds agrees to supply its best efforts as distributor of the J&B Funds' shares. Jones & Babson, Inc. is located at BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306. The following persons who are affiliated with J&B Funds as Trustees or senior officers are also affiliated with Jones & Babson, Inc. as Directors or officers: Stephen
S. Soden, P. Bradley Adams, Martin A. Cramer, Constance E. Martin and Guy
Cooke.

Jones & Babson, Inc. does not receive any fee or other compensation under the distribution agreement which continues in effect until October 31, 2002, and which will continue automatically for successive annual periods ending each October 31, if continued at least annually by the Board of Trustees, including a majority of those Trustees who are not parties to such agreement or interested persons of any such party. It terminates automatically if assigned by either party or upon 60 days written notice by either party to the other.

Jones & Babson, Inc. also acts as sole distributor of the shares for UMB Scout Stock Fund, UMB Scout Stock Select Fund, UMB Scout Technology Fund, UMB Scout Equity Index Fund, UMB Scout Bond Fund, Inc., UMB Scout Money Market Fund, Inc., UMB Scout Tax-Free Money Market Fund, Inc., UMB Scout Regional Fund, Inc., UMB Scout WorldWide Fund, UMB Scout WorldWide Select Fund, UMB Scout Balanced Fund, Inc., UMB Scout Capital Preservation Fund, Inc., UMB Scout Kansas Tax-Exempt Bond Fund, Inc., Buffalo Balanced Fund, Inc., Buffalo Equity Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo USA Global Fund, Inc., Buffalo Small Cap Fund, Inc., AFBA Five Star Fund, Inc., Babson Growth Fund, Inc., Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson Value Fund, Inc., Shadow Stock Fund, Inc., Babson-Stewart Ivory International Fund, Inc., Babson Bond Trust, Babson Money Market Fund, Inc., and Babson Tax-Free Income Fund, Inc.


HOW SHARE PURCHASES ARE HANDLED

We cannot process transaction requests that are not complete and in good order, as described in the Prospectus. If you use the services of any other broker to purchase or redeem shares of the Funds, that broker may charge you a fee. Each order accepted will be fully invested in whole and fractional shares, unless the purchase of a certain number of whole shares is specified, at the net asset value per share next effective after the order is accepted by the Fund.

Each investment is confirmed by a year-to-date statement that provides the details of the immediate transaction, plus all prior transactions in your account during the current year. This includes the dollar amount invested, the number of shares purchased or redeemed, the price per share, and the aggregate shares owned. A transcript of all activity in your account during the previous year will be furnished each January. By retaining each annual summary and the last year-to-date statement, you have a complete detailed history of your account that provides necessary tax information. A duplicate copy of a past annual statement is available from Jones & Babson, Inc. at its cost, subject to a minimum charge of $5 per account, per year requested.

Each statement and transaction confirmation will request that you inform the Fund in writing of any questions about the information presented. If you do not notify the Fund in writing of any questions within the specified time period, it will indicate that you have approved the information.

The shares you purchase are held by the Funds in an open account, thereby relieving you of the responsibility of providing for the safekeeping of a negotiable share certificate. Jones & Babson, Inc. does not intend to issue new certificated shares for any accounts.

If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Funds arising out of such cancellation. To recover any such loss, the Funds reserve the right to redeem shares owned by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

The Funds reserve the right in their sole discretion to withdraw all or any part of the offering made by the prospectus or to reject purchase orders when, in the judgment of management, such withdrawal or rejection is in the best interest of the Funds and its shareholders. The Funds also reserve the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons, which includes shareholders of the Funds' special investment programs.

The Funds reserve the right to refuse to accept orders for Fund shares unless accompanied by payment, except when a responsible person has indemnified the Fund against losses resulting from the failure of investors to make payment. In the event that the Funds sustains a loss as the result of failure by a purchaser to make payment, the Funds' underwriter, Jones & Babson, Inc., will cover the loss.


REDEMPTION OF SHARES

The Funds will transmit redemption proceeds to the proper party, as instructed, as soon as practicable after a redemption request has been received in good order and accepted, but in no event later than the third business day thereafter. Transmissions are made by mail unless an expedited method has been authorized and specified in the redemption request. The Funds will not be responsible for the consequences of delays including delays in the banking or Federal Reserve wire systems. In the case of redemption requests made within 15 days of the date of purchase, the Funds may delay transmission of proceeds until such time as it is certain that unconditional payment in federal funds or check clearance has been collected for the purchase of shares being redeemed or 15 days from the date of purchase, whichever occurs first.

Due to the high cost of maintaining smaller accounts, the Trustees have authorized the Funds to close shareholder accounts where their value falls below the current minimum initial investment requirement at the time of initial purchase as a result of redemptions and not as the result of market action, and remains below this level for 60 days after each such shareholder account is mailed a notice of: (1) the Fund's intention to close the account, (2) the minimum account size requirement, and (3) the date on which the account will be closed if the minimum size requirement is not met. Since the minimum investment amount and the minimum account size are the same, any redemption from an account containing only the minimum investment amount may result in redemption of that account.

We will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. We must receive an endorsed share certificate with a signature guarantee, where a certificate has been issued.





The right of redemption may be suspended, or the date of payment postponed beyond the normal three-day period by the Board of Trustees under the following conditions authorized by the 1940 Act: (1) for any period (a) during which the New York Stock Exchange is closed, other than customary weekend and holiday closing, or (b) during which trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the Funds of securities owned by it is not reasonably practicable, or (b) it is not reasonably practicable for the Funds to determine the fair value of its net assets; or (3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Funds' shareholders.

J&B Funds has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Funds are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund may redeem the excess in kind. If shares are redeemed in kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "How Share Price is Determined" in the Prospectus, and such valuation will be made as of the same time the redemption price is determined.


SIGNATURE GUARANTEES
Signature guarantees normally reduce the possibility of forgery and are required in connection with certain redemptions. Signature guarantees are required in connection with all redemptions of $50,000 or more by mail, or changes in share registration, except as hereinafter provided. These requirements may be waived by the Fund in certain instances where it appears reasonable to do so and will not unduly affect the interest of other shareholders. Signature(s) must be guaranteed by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Eligible guarantor institutions include: (1) national or state banks, savings associations, savings and loan associations, trust companies, savings banks, industrial loan companies and credit unions; (2) national securities exchanges, registered securities associations and clearing agencies; or (3) securities broker/dealers which are members of a national securities exchange or clearing agency or which have a minimum net capital of $100,000. A notarized signature is not sufficient for the request to be in proper form. Signature guarantees will be waived for mail redemptions of $50,000 or less, but they will be required regardless of the size of the redemption if the checks are to be payable to someone other than the registered owner(s), or are to be mailed to an address different from the registered address of the shareholder(s). Signature guarantees are also required for a change in account registration or redemption instructions.
Signature guarantees must appear together with the signature(s) of the registered owner(s) on: (1) a separate instrument of assignment, which should specify the total number of shares to be redeemed (this "stock power" may be obtained from the Fund or from most banks or stock brokers); or (2) all stock certificates tendered for redemption.


ADDITIONAL PURCHASE AND REDEMPTION POLICIES

We reserve the right to:

 Waive or increase the minimum investment requirements with respect to any person or class of persons, which include shareholders of the Funds' special investment programs.
 Cancel or change the telephone investment service, the telephone exchange service and the automatic monthly investment plan without prior notice to you where in the best interest of the Funds and their investors.
 Cancel or change the telephone redemption service at any time without notice. Begin charging a fee for the telephone investment service or the automatic monthly investment plan and to cancel or change these services upon 15 days written notice to you.
 Begin charging a fee for the systematic redemption plan upon 30 days written notice to you.
 Waive signature guarantee requirements in certain instances where it appears reasonable to do so and will not unduly affect the interests of other shareholders. We may waive the signature guarantee requirement if you authorize the telephone redemption methods at the same time you submit the initial application to purchase shares.
 Require signature guarantees if there appears to be a pattern of redemptions designed to avoid the signature guarantee requirement, or if we have other reason to believe that this requirement would be in the best interests of the Funds and their shareholders.

The Funds do not allow market timers. The Funds may refuse to sell shares to market timers. You will be considered a market timer if you have (i) requested a redemption of Fund shares within two weeks of an earlier purchase request, (ii) make investments of large amounts of $1 million or more followed by a redemption request in close proximity to the purchase or (iii) otherwise seem to follow a timing pattern. Shares under common ownership or control are combined for these purposes.


HOLIDAYS

The net asset value per share of each Fund's portfolio is computed once daily, as described in the prospectus, Monday through Friday, at the specific time during the day that the Board of Trustees sets at least annually, except on days on which changes in the value of a Fund's portfolio securities will not materially affect the net asset value, or days during which no security is tendered for redemption and no order to purchase or sell such security is received by the Fund, or the following holidays:

New Year's Day                  January 1
Martin Luther King, Jr.             Third Monday in
        Day                     January
Presidents' Holiday                 Third Monday in February
Good Friday                     Friday before Easter
Memorial Day                    Last Monday in May
Independence Day           July 4
Labor Day                       First Monday in September
Thanksgiving Day           Fourth Thursday in November
Christmas Day                   December 25


DIVIDENDS, DISTRIBUTIONS AND TAXES

Distributions of net investment income. In general, the Funds receive income in the form of dividends or interest on their investments. This income, less expenses incurred in the operation of a Fund, constitutes a Fund's net investment income from which dividends may be paid to investors. Any distributions by a Fund from such income will be taxable to investors as ordinary income, whether the investors take them in cash or in additional shares.

Distributions of capital gains. In general, the Funds may derive capital gains and losses in connection with sales or other dispositions of their portfolio securities. Distributions from net short-term capital gains will be distributed and taxed as ordinary income. Distributions from net long-term capital gains will be taxable as long-term capital gain, regardless of how long the Fund shares have been held. Any net capital gains realized by a Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate excise or income taxes on the Fund.

Effect of foreign investments on distributions. Some portion of gains or losses realized from the sale of foreign debt securities may be due to differences in the exchange rates between the U.S. dollar and foreign currencies. These "foreign exchange" gains or losses can affect the International Fund's distributions. Most foreign exchange gains realized on the sale of debt securities by the International Fund are treated as ordinary income by the International Fund. Similarly, foreign exchange losses realized by the International Fund on the sale of debt securities are generally treated as ordinary losses by the International Fund. These gains when distributed will be taxable as ordinary dividends, and any losses will reduce the International Fund's ordinary income otherwise available for distribution. This treatment could increase or reduce the International Fund's ordinary income distributions, and may cause some or all of the International Fund's previously distributed income to be classified as a return of capital.

The International Fund may be subject to foreign withholding taxes on income from certain of its foreign securities. This, in turn, could reduce ordinary income distributions to the shareholders.

Information on the tax character of distributions. The Funds will inform you of the amount of your ordinary income dividends and capital gains distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

Election to be taxed as a regulated investment company. Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code and intends to so qualify during the current fiscal year. As regulated investment companies, the Funds generally pay no federal income tax on the income and gains they distribute to you. The Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of such Fund's earnings and profits.

Excise tax distribution requirements. To avoid federal excise taxes, the Internal Revenue Code requires each Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year. Each Fund intends to declare and pay these amounts in December (or in January that are treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund shares. Redemptions (including redemptions in-kind) and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange your Fund shares for shares of a different J&B Fund, the IRS will require that you report any gain or loss on your redemption or exchange. If you hold your shares as a capital asset, any gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares.

Beginning after the year 2005 (2000 for certain shareholders), gain in a sale or redemption of Fund shares held for more than five years may be subject to a reduced rate of tax. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares. All or a portion of any loss that you realize upon the redemption of your fund shares will be disallowed to the extent that you buy other shares in such fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

Dividends-received deduction for corporations. If you are a corporate shareholder, you should note that only a small percentage of the dividends paid by the Funds for this fiscal year are expected to qualify for the dividends-received deduction. In some circumstances, you may be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise  be  required  to  pay  on  these  dividends.  The  dividends-received deduction will be available only with respect to dividends designated by such Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.


MANAGEMENT AND
INVESTMENT ADVISER

Jones & Babson, Inc. serves as investment manager of each Fund pursuant to a Management Agreement with the Trust. Jones & Babson, Inc. also employs at its own expense the following sub-advisers to manage the Funds' assets on a day-to-day basis:

J&B Small-Cap International Fund. Denver Investment Advisors, LLC, ("DIA"), Seventeenth Street Plaza, 1225 17th Street, Denver, Colorado, 80202. DIA was founded in 1958 and as of June 30, 2000 has nearly eight billion dollars in total assets under management.

J&B Small-Cap Aggressive Growth Fund. Knappenberger Bayer ("KB"), 601 Carlson Parkway, Suite 950, Minnetonka, Minnesota, 55305. KB was founded in 1998 and as of June 30, 2000 has over $100 million in total assets under management.

J&B Mid-Cap Aggressive Growth Fund. McKinley Capital Management, Inc., ("McKinley"), 3301 C Street, Anchorage, Alaska, 99503. McKinley was founded in 1990 and as of June 30, 2000 has nearly five billion dollars in total assets under management.

Jones & Babson, Inc. pays DIA a fee of 77.5/100 of one percent (0.775%) for the first $250 million and 70/100 of one percent (0.70%) for amounts in excess of $250 million with respect to the J&B Small-Cap International Fund's average daily total net assets.

Jones & Babson, Inc. pays KB a fee of 65/100 of one percent (0.65%) for the first $150 million and 60/100 of one percent (0.60%) for amounts in excess of $150 million with respect to the J&B Small-Cap Aggressive Growth Fund's average daily total net assets.

Jones & Babson, Inc. pays McKinley a fee of 50/100 of one percent (0.50%) for the first $5 million, 47/100 of one percent (0.47%) for the next 20 million and 45/100 of one percent (0.450%) for amounts in excess of $25 million with respect to the J&B Mid-Cap Aggressive Growth Fund's average daily total net assets.

Controlling Persons. Certain officers and trustees of J&B Funds are also officers, directors or trustees or both of Jones & Babson, Inc., or other funds affiliated with Jones & Babson, Inc.

Jones & Babson, Inc. is a wholly-owned subsidiary of Business Men's Assurance Company of America which is considered to be a controlling person under the Investment Company Act of 1940. Assicurazioni Generali S.p.A., an insurance organization founded in 1831 based in Trieste, Italy, is considered to be a controlling person and is the ultimate parent of Business Men's Assurance Company of America. Mediobanca is a 5% owner of Generali.


OFFICERS AND TRUSTEES

The officers of the Trust manage the Trust's day-to-day operations. The Trust's officers and its manager are subject to the supervision and control of the Board of Trustees. The Trustees have approved contracts under which certain companies provide essential management services to the Funds. The Funds pay the fees for the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or its manager.

The following table lists the officers and Trustees of the Trust and their ages. Unless noted otherwise, the address of each officer and Trustee is BMA Tower, 700 Karnes Blvd., Kansas City, Missouri 64108-3306. Except as indicated, each has been an employee of Jones & Babson, Inc. for more than five years.

* Stephen S. Soden (55), President and Trustee. President and Director (or Trustee) of Jones & Babson, Inc. and of each of the nine Babson Funds, ten
UMB Scout Funds, five Buffalo Funds and the Investors Mark Series Fund, Inc.
Mr. Soden became President and Director (or Trustee) of Jones & Babson and the funds described above in 2000 and was previously Senior Vice President at BMA, the parent of Jones & Babson, Inc.

Eric T. Jager (57), Trustee. Executive Vice President, Bartlett & Company, 4800 Main Street, Suite 600, Kansas City, Missouri, 64112. Director (or Trustee) of each of the ten UMB Scout Funds.

John A. MacDonald (51), Trustee. President, Chinquapin Trust Co., PO Box 419580 M.D. 323, Kansas City, Missouri, 64141. Previously Director of Private Investments of Hallmark Cards, Inc.

Steve W. Panknin (49), Trustee. Executive Vice President, Country Club Bank, 414 Nichols Road, Kansas City, Missouri, 64112.

James R. Seward (48), Trustee. Financial Consultant, Seward & Company, LLC, 3520 West 75th Street, Suite 104, Prarie Village, Kansas 66208; Director (or Trustee) of the Investors Mark Series Fund, Inc.

P. Bradley Adams (40), Trustee. Vice President and Treasurer, Jones & Babson, Inc., and each of the nine Babson Funds, ten UMB Scout Funds and five Buffalo Funds; Vice President and Chief Financial Officer, AFBA 5 Star Fund, Inc.; Principal Financial Officer, Investors Mark Series Fund, Inc.

Robert N. Sawyer (54), Trustee. Senior Vice President and Chief Investment Officer, Business Men's Assurance Corporation of America; Chairman and Director, Investors Mark Series Fund, Inc.

Martin A. Cramer (50), Vice President and Secretary. Vice President and Secretary, Jones & Babson, Inc., and of each of the nine Babson Funds, ten UMB Scout Funds and five Buffalo Funds; Secretary and Assistant Vice President, AFBA 5 Star Fund, Inc.; Secretary, Investors Mark Series Fund, Inc.

Constance E. Martin (39), Vice President. Jones & Babson, Inc.; Vice President, of each of the nine Babson Funds, ten UMB Scout Funds, five Buffalo Funds and AFBA 5 Star Fund, Inc.

Guy Cooke (39), Vice President. Chief Compliance Officer, Jones & Babson, Inc.; Vice President of each of the nine Babson Funds, AFBA 5 Star Fund, Inc. and five Buffalo Funds. He joined Jones & Babson in 1998.





COMPENSATION TABLE




Name of         Aggregate       Pension or      Estimated       Total
Director        Compensation    Retirement      Annual          Compensation
                From the        Benefits        Benefits        From All J&B
                Funds           Accrued as      Upon            Funds Paid to
                                Part of         Retirement      Trustees
                                  Fund Expenses

Stephen S.
Soden*          NA              NA              NA              NA
P. Bradley
Adams*          NA              NA              NA              NA
Robert N.
Sawyer*         NA              NA              NA              NA
Eric T. Jager   $0              NA              NA              $0
John A.
MacDonald       $0              NA              NA              $0
Steve W.
Panknin         $0              NA              NA              $0
James R.
Seward          $0              NA              NA              $0

* As "interested" Trustees, Messrs. Soden, Adams and Sawyer receive no compensation for their services as Trustees.




GENERAL INFORMATION AND HISTORY

J&B Funds (the "Trust") which consists of three separate series - J&B Small- Cap International Fund series, J&B Small-Cap Aggressive Growth Fund series and J&B Mid-Cap Aggressive Growth Fund series - was organized as a business trust under the Delaware Business Trust Act on August 4, 2000. Each series represents interests in a separate portfolio of investments and is subject to separate liabilities. Shares of each series are entitled to vote as a series only to the extent required by the 1940 Act or as permitted by the Trustees. The beneficial interest of each series is divided into an unlimited number of shares, with no par value. Each share has equal dividend, voting, liquidation and redemption rights. There are no conversion or preemptive rights. Shares, when issued, will be fully paid and nonassessable. Fractional shares have proportional voting rights. Shares will be maintained in open accounts on the books of the transfer agent, and certificates for shares will generally not be issued. The Trust does not intend to hold regular annual shareholder meetings. Upon the Trust's liquidation, all shareholders of a series would share pro-rata in the net assets of such series available for distribution to shareholders of the series, but, as shareholders of such series, would not be entitled to share in the distribution of assets belonging to any other series.

If they deem it advisable and in the best interests of shareholders, the Trustees may create additional series of shares and may create multiple classes of shares of each series, which may differ from each other as to expenses and dividends.

Code of Ethics. Each Fund, its investment adviser, sub-adviser (if applicable) and principal underwriter have each adopted a code of ethics, as required by federal securities laws. Under each code of ethics, persons who are designated as access persons may engage in personal securities transactions, including transactions involving securities that may be purchased or sold by any Fund, subject to certain general restrictions and procedures. Each code of ethics contains provisions designed to substantially comply with the recommendations contained in the Investment Company Institute's 1994 Report of the Advisory Group on Personal Investing. The codes of ethics are on file with the Securities and Exchange Commission.

Control Persons and Principal Holders of Shares. As of October 30, 2000, which was prior to the public offering of the Funds' shares, Jones & Babson, Inc. was the holder of 100% of each Fund's shares and there were no other control persons or principal holders of shares of the Funds. Control persons are persons deemed to control a Fund because they own beneficially 25% of the outstanding equity securities. Principal holders are persons that own beneficially 5% or more of a Fund's outstanding equity securities.


CUSTODIAN

The J&B Small-Cap Aggressive Growth Fund's and the J&B Mid-Cap Aggressive Growth Fund's assets are held for safekeeping by an independent custodian, UMB Bank, n.a., Kansas City, Missouri ("UMB"), and foreign subcustodians as discussed below. This means UMB, rather than a Fund, has possession of the Fund's cash and securities. UMB is not responsible for any Fund's investment management or administration. But, as directed by the Trust's officers, it delivers cash to those who have sold securities to a Fund in return for such securities, and to those who have purchased portfolio securities from the Fund, it delivers such securities in return for their cash purchase price. It also collects income directly from issuers of securities owned by a Fund and holds this for payment to shareholders after deduction of the Fund's expenses. The custodian is compensated for its services by the Manager.

The J&B Small-Cap International Fund's assets are held for safekeeping by an independent custodian, State Street Bank and Trust Company of Boston, Massachusetts and foreign subcustodians as discussed below. This means State Street Bank and Trust Company, rather than the Fund, has possession of the Fund's cash and securities. State Street Bank and Trust Company is not responsible for the Fund's investment management or administration. But, as directed by the Fund's officers, it delivers cash to those who have sold securities to the Fund in return for such securities, and to those who have purchased portfolio securities from the Fund, it delivers such securities in return for their cash purchase price. It also collects income directly from issuers of securities owned by the Fund and holds this for payment to shareholders after deduction of the Fund's expenses. The custodian is compensated for its services by the Fund.

Pursuant to rules adopted under the 1940 Act, the Fund may maintain its foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Selection of these foreign custodial institutions is made by the custodian, subject to the supervision of the Board of Trustees following a consideration of a number of factors, including (but not limited to) the eligibility and financial stability of the institution; the ability of the institution to perform capably custodial services for the fund; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and further risks of potential nationalization or expropriation of Fund assets.


TRANSFER AGENT

Jones & Babson, Inc. also serves as transfer agent to the Funds.


INDEPENDENT AUDITORS

The Trust's financial statements are audited annually by independent auditors approved by the Trustees each year, and in years in which an annual meeting is held the Trustees may submit their selection of independent auditors to the shareholders for ratification. Ernst & Young LLP, One Kansas City Place, 1200 Main Street, Suite 2000, Kansas City, Missouri 64105, serves as the Trust's present independent auditor.


OTHER JONES & BABSON FUNDS

Jones & Babson, Inc. also sponsors and manages the Buffalo Group of Mutual Funds. They are: Buffalo Balanced Fund, Inc., Buffalo Equity Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo USA Global Fund, Inc., and Buffalo Small Cap Fund, Inc.

Jones and Babson, Inc. also sponsors and manages, in association with its investment counsel, David L. Babson & Co. Inc., nine no-load funds comprising the Babson Mutual Fund Group. They are: Babson Growth Fund, Inc., Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson Value Fund, Inc. Shadow Stock Fund, Inc., Babson-Stewart Ivory International Fund, Inc., Babson Bond Trust, Babson Money Market Fund, Inc. and Babson Tax-Free Income Fund, Inc.

A prospectus for any of the Funds may be obtained from Jones & Babson, Inc., BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306.

Jones & Babson, Inc. also provides services to nine mutual funds that specifically seek to provide services to customers of affiliate banks of UMB Financial Corporation. They are: UMB Scout Stock Fund, UMB Scout Stock Select Fund, UMB Scout Bond Fund, Inc., UMB Scout Money Market Fund, Inc., UMB Scout Tax-Free Money Market Fund, Inc., UMB Scout Regional Fund, Inc., UMB Scout WorldWide Fund, UMB Scout WorldWide Select Fund, UMB Scout Balanced Fund, Inc., UMB Scout Capital Preservation Fund, Inc. and UMB Scout Kansas Tax-Exempt Bond Fund, Inc.

In addition, Jones & Babson, Inc., also provides services to the AFBA 5 Star Fund, Inc.


DESCRIPTION OF COMMERCIAL
PAPER RATINGS

Moody's - Moody's commercial paper rating is an opinion of the ability of an issuer to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's has one rating - prime. Every such prime rating means Moody's believes that the commercial paper note will be redeemed as agreed. Within this single rating category are the following classifications:

Prime - 1         Highest Quality
Prime - 2         Higher Quality
Prime - 3         High Quality

The criteria used by Moody's for rating a commercial paper issuer under this graded system include, but are not limited to the following factors:

(1)      evaluation of the management of the issuer;

(2) economic evaluation of the issuer's industry or industries and an appraisal of speculative type risks which may be inherent in certain areas;

(3) evaluation of the issuer's products in relation to competition and customer acceptance;

(4)      liquidity;

(5)      amount and quality of long-term debt;

(6)      trend of earnings over a period of ten years;

(7) financial strength of a parent company and relationships which exist with the issuer; and

(8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

S&P - Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 270 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The four categories are as follows:

"A" Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

"A-1" This designation indicates that the degree of safety regarding timely payment is very strong.

"A-2" Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming.

"A-3" Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

"B" Issues rated "B" are regarded as having only an adequate capacity for timely payment. Furthermore, such capacity may be damaged by changing conditions or short-term adversities.

"C" This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

"D" This rating indicates that the issuer is either in default or is expected to be in default upon maturity.


REPORT OF INDEPENDENT AUDITORS

The Shareholder and Board of Trustees
J&B Funds

We have audited the accompanying statements of net assets of J&B Funds (comprised of J&B Small-Cap International Fund, J&B Small-Cap Aggressive Growth Fund and J&B Mid-Cap Aggressive Growth Fund) (the Trust) as of November 10, 2000. These statements of net assets are the responsibility of the Trust's management. Our responsibility is to express an opinion on these statements of net assets based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statements of net assets are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statements of net assets. Our procedures included confirmation of cash as of November 10, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of net assets presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the statements of net assets referred to above presents fairly, in all material respects, the financial position of each of the respective funds comprising the Trust at November 10, 2000, in conformity with accounting principles generally accepted in the United States.



Ernst & Young LLP

Kansas City, Missouri
November 13, 2000

FINANCIAL STATEMENTS

J&B Funds
Statements of Net Assets
November 10, 2000




                                J&B             J&B             J&B
                                Small-Cap       Small-Cap       Mid-Cap
                                International   Agressive       Aggressive
                                Fund            Growth          Growth
                                                Fund            Fund


Cash                            $40,000         $40,000         $20,000

Net assets applicable
to outstanding
shares                          $40,000         $40,000         $20,000

Capital shares,
$1.00 par value



Shares of beneficial
interest authorized             Unlimited       Unlimited       Unlimited




Shares of beneficial
interest outstanding            4,000           4,000           2,000




Net asset value per share       $10.00          $10.00          $10.00

See accompanying note.

J&B Funds
Note to Statements of Net Assets
November 10, 2000

Note - Significant Accounting Policies

Organization

J&B Funds (the Trust) was organized as a Delaware business trust on August 4, 2000 and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. An unlimited number of shares of beneficial interest in the Trust on August 4, 2000 were issued to the J&B Small-Cap International Fund, J&B Small-Cap Aggressive Growth Fund and J&B Mid-Cap Aggressive Growth Fund. Jones & Babson, Inc. serves as the Trust's manager and distributor (the Manager). The costs of organization will be paid by the Manager.

MANAGEMENT FEES
The Manager will charge the J&B Small-Cap International Fund, J&B Small-Cap Aggressive Growth Fund and J&B Mid-Cap Aggressive Growth Fund a fee based on an annual rate of 1.55%, 1.35% and 1.20%, respectively, of each fund's average daily net assets from which the Manager will pay the respective fund's subadvisers, Denver Investment Advisors, LLC, Knappenberger Bayer and McKinley Capital Management, Inc., fees as described in the table below:





Subadvisory Fee Paid

Fund                    Rate                    Net Assets Level



J&B Small-Cap
International Fund      0.775%                  $0 to $250 Million
                        0.70%                   Over $250 million



J&B Small-Cap
Aggressive Growth Fund  0.65%                   $0 to $150 million
                        0.60%                   Over $150 million



J&B Mid-Cap
Aggressive Growth Fund  0.50%                   $0 to $5 million
                        0.47%                   $5 to $25 million
                        0.45%                   Over $25 million


J&B Funds

Note to Statements of Net Assets (continued)



Note - Significant Accounting Policies (continued)

The Manager has agreed to waive fees and reimburse expenses in order to limit operating expenses of J&B Small-Cap International Fund, J&B Small-Cap Aggressive Growth Fund and J&B Mid-Cap Aggressive Growth Fund to 1.60%, 1.40% and 1.25%, respectively, of the average daily net assets of each fund. The funds comprising the Trust will pay for all other services and expenses not specifically assumed by the Manager such as registration fees, foreign custody fees, printing and distribution of regulatory reports, and the fees of outside legal and accounting firms. Certain officers and trustees of the Trust are also officers or trustees of the Manager.

FEDERAL AND STATE TAXES

The Trust intends to qualify as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to its shareholders.



12

2

JB300B

                            J&B FUNDS

                             PART C

                        OTHER INFORMATION

ITEM 23.  EXHIBITS.

     (a)(1) Agreement and Declaration of Trust dated August 4, 2000 is incorporated herein by reference to Exhibit No. EX99(a)(1) of Registrant's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission (the "SEC") via EDGAR on August 11, 2000 (File No. 811-10039).

     (a)(2) Certificate of Trust as filed with the State of Delaware on August 4, 2000 is incorporated herein by reference to Exhibit No. EX99(a)(2) of the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 11, 2000 (File No. 811-10039).

     (a)(3) Officer's Certificate designating the three initial series of the Registrant dated November 28, 2000 is filed herewith as Exhibit No. EX99(a)(3).

     (b)    By-Laws are filed herewith as Exhibit No. EX99(b).

     (c)    Instruments Defining Rights of Security Holders.

            See Article III, "Shares" and Article V
            "Shareholders' Voting Powers and Meetings" of the
            Registrant's Agreement and Declaration of Trust.

            See also, Article II, "Meetings of Shareholders" of the Registrant's By-Laws.

     (d)(1) Form of Management Agreement between the Registrant and Jones & Babson, Inc. is filed herewith as Exhibit No. EX99(d)(1).

     (d)(2) Investment Sub-Advisory Agreements to be filed by amendment.

     (e)    Underwriting Agreement to be filed by amendment.

     (f)    Bonus or Profit Sharing Contracts.

            Not Applicable.

     (g)    Custodian Agreement to be filed by amendment.

     (h)(1) Transfer Agency Agreement to be filed by amendment.

     (h)(2) Fund Accounting Agreement to be filed by amendment.

     (h)(3) Fund Administration Agreement to be filed by amendment.

     (i)    Opinion and Consent of Counsel dated November 28,
            2000 is filed herewith as Exhibit No. EX99(i).

     (j)(1) Consent of Auditors dated November 21, 2000 is filed herewith as Exhibit No. EX99(j)(1).

     (j)(2) Power of Attorney is filed herewith as Exhibit No.
            EX99(j)(2).

     (k)    Omitted Financial Statements.

            Not Applicable.

     (l)    Initial Capital Agreements.

            Not Applicable.

     (m)    Rule 12b-1 Plan.

            Not Applicable.

     (n)    Rule 18f-3 Plan.

            Not Applicable.

     (p)(1) Code of Ethics of the Registrant and its Manager is filed herewith as Exhibit No. EX99(p)(1).


     (p)(2) Code of Ethics of Denver Investment Advisors, Inc.
            is filed herewith as Exhibit No. EX99(p)(2).


     (p)(3) Code of Ethics of McKinley Capital Management, Inc.
            is filed herewith as Exhibit No. EX99(p)(3).


     (p)(4) Code of Ethics of Knappenberger Bayer, Inc. is filed herewith as Exhibit No. EX99(p)(4).


ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
          REGISTRANT.

     None.


ITEM 25.  INDEMNIFICATION.

     Article VII, Section 2(a) of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Business Trust Act, the officers and Trustees shall not be responsible or liable in any event for any act or omission of: any agent or employee of the Trust; any Investment Adviser or Principal Underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively. The Trust, out of the Trust Property, shall indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer's or Trustee's performance of his or her duties as an officer or Trustee of the Trust. This limitation on liability applies to events occurring at the time a Person serves as a Trustee or officer of the Trust whether or not such Person is a Trustee or officer at the time of any proceeding in which liability is asserted. Nothing herein contained shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Trust or any Shareholder to which such Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Person's office.

     Article VII, Section 2(b) provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person's capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VII.


ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT
ADVISER.

     The principal business of Jones & Babson, Inc. is the management of the J&B Funds and Babson Funds families of mutual funds. It also provides fund accounting, fund administration and fund transfer agency services for non-affiliated mutual funds, and has expertise in the tax and pension plan field. It supervises a number of prototype and profit-sharing plan programs sponsored by various organizations eligible to be prototype plan sponsors. The principal business of each sub-adviser is to provide investment counsel and advice to a wide variety of clients.

ITEM 27.  PRINCIPAL UNDERWRITER.

     (a) Jones & Babson, Inc., the principal underwriter of the Registrant, also acts as principal underwriter for the following:

          UMB Scout Stock Fund, Inc.
               -UMB Scout Stock Fund
               -UMB Scout Stock Select Fund
          UMB Scout WorldWide Fund, Inc.
               -UMB Scout WorldWide Fund
               -UMB Scout WorldWide Select Fund
          UMB Scout Regional Fund, Inc.
          UMB Scout Balanced Fund, Inc.
          UMB Scout Bond Fund, Inc.
          UMB Scout Capital Preservation Fund, Inc.
          UMB Scout Kansas Tax-Exempt Bond Fund, Inc.
          UMB Scout Money Market Fund, Inc.
          UMB Scout Tax-Free Money Market Fund, Inc.
          UMB Scout Funds
               -UMB Scout Technology Fund
               -UMB Scout Equity Index Fund
          David L. Babson Growth Fund, Inc.
          Babson Enterprise Fund, Inc.
          Babson Enterprise Fund II, Inc.
          D.L. Babson Money Market Fund, Inc.
               -Prime Portfolio
               -Federal Portfolio
          D.L. Babson Tax-Free Income Fund, Inc.
               -Portfolio S
               -Portfolio L
               -Portfolio MM
          D.L. Babson Bond Trust
               -Portfolio L
               -Portfolio S
          Babson Value Fund, Inc.
          Shadow Stock Fund, Inc.
          Babson-Stewart Ivory International Fund, Inc.
          AFBA 5 Star Fund, Inc.
          Buffalo Balanced Fund, Inc.
          Buffalo Equity Fund, Inc.
          Buffalo High Yield Fund, Inc.
          Buffalo Small Cap Fund, Inc.
          Buffalo USA Global Fund, Inc.
          Investors Mark Series Fund, Inc.

     (b) Herewith is the information required by the following table with respect to each director, officer or partner of the underwriter named in answer to Item 20 of Part
          B:

 Name and Principal    Position & Offices    Positions & Offices
  Business Address      with Underwriter       with Registrant

Stephen S. Soden          Chairman and      Chairman and Trustee
700 Karnes Blvd.            Director
Kansas City, MO
64108-3306

Giorgio Balzer              Director                None
700 Karnes Blvd.
Kansas City, MO
64108-3306

Robert T. Rakich            Director                None
700 Karnes Blvd.
Kansas City, MO
64108-3306

Edward S. Ritter            Director                None
700 Karnes Blvd.
Kansas City, MO
64108-3306

Robert N. Sawyer            Director               Trustee
700 Karnes Blvd.
Kansas City, MO
64108-3306

P. Bradley Adams       Vice President and    Vice President and
700 Karnes Blvd.           Treasurer              Treasurer
Kansas City, MO
64108-3306

Martin A. Cramer       Vice President and    Vice President and
700 Karnes Blvd.           Secretary              Secretary
Kansas City, MO
   64108-3306

     (c) The principal underwriter does not receive any remuneration or compensation for the duties or services rendered to the Registrant pursuant to the principal underwriting agreement.


ITEM 28.  LOCATION OF ACOUNTS AND RECORDS.

     Each account, book or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended and Rules (17 CFR 270-31a-1 to 31a-3) promulgated thereunder, is in the physical possession of Jones &
Babson, Inc., at BMA Tower, 700 Karnes Blvd., Kansas City,
Missouri 64108-3306.


ITEM 29.  MANAGEMENT SERVICES.

     There are no management related service contracts not discussed in Part A or Part B.


ITEM 30.  UNDERTAKINGS.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in response to item 25, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of
1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, and the State of Missouri on the 28th day of November, 2000.


                                   J&B Funds


                                   /s/ Stephen S. Soden
                                   Stephen S. Soden
                                   Chairman and Trustee


     Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and the date(s) indicated.


Signature                Title                                     Date

/s/ Stephen S. Soden     Chairman and Trustee                  November 28, 2000
Stephen S. Soden

/s/ P. Bradley Adams     Trustee, Treasurer and Principal      November 28, 2000
P. Bradley Adams         Financial & Accounting Officer

/s/ Eric T. Jager*       Trustee                               November 28, 2000
Eric T. Jager

/s/ John A. MacDonald*   Trustee                               November 28, 2000
John A. MacDonald

/s/ Steve W. Panknin*    Trustee                               November 28, 2000
Steve W. Panknin

/s/ James R. Seward*     Trustee                               November 28, 2000
James R. Seward

/s/ Robert N. Sawyer*    Trustee                               November 28, 2000
Robert N. Sawyer

     * Pursuant to Power of Attorney filed herewith as Exhibit
EX99(j)(2).

                          EXHIBIT INDEX

                 EXHIBITS                 EXHIBIT NO.

         Officer's Certificate             EX99(a)(3)

         By-Laws                           EX99(b)

         Management Agreement              EX99(d)(1)

         Opinion and Consent of            EX99(i)
         Counsel

         Consent of Independent            EX99(j)(1)
         Public Auditor

         Power of Attorney                 EX99(j)(2)

         Code of Ethics of                 EX99(p)(1)
         Registrant and Manager

         Code of Ethics of Denver          EX99(p)(2)
         Investment Advisors,
         Inc.

         Code of Ethics of                 EX99(p)(3)
         McKinley Capital
         Management, Inc.

         Code of Ethics of                 EX99(p)(4)
         Knappenberger Bayer,
         Inc.

                                                Doc. #381195 v.01